Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 £ / shares shares
Ordinary shares
Shareholders' equity:
Common stock, par value (in usd per share) | $ / shares	$ 0.000042		$ 0.000042
Common stock, shares authorized (shares)	290,909,783	290,909,783	200,000,000	200,000,000
Common stock, shares, issued (shares)	173,074,510	173,074,510	90,907,830	90,907,830
Common stock, shares outstanding (shares)	173,074,510	173,074,510	90,907,830	90,907,830
Deferred Shares
Shareholders' equity:
Common stock, par value (in usd per share) | £ / shares		£ 0.00001		£ 0.00001
Common stock, shares authorized (shares)	34,425	34,425	34,425	34,425
Common stock, shares, issued (shares)	34,425	34,425	34,425	34,425
Common stock, shares outstanding (shares)	34,425	34,425	34,425	34,425
Deferred B shares
Shareholders' equity:
Common stock, par value (in usd per share) | £ / shares		£ 0.00099		£ 0.00099
Common stock, shares authorized (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Common stock, shares, issued (shares)	88,893,548	88,893,548
Common stock, shares outstanding (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Deferred C shares
Shareholders' equity:
Common stock, par value (in usd per share) | £ / shares		£ 0.000008		£ 0.000008
Common stock, shares authorized (shares)	1	1	1	1
Common stock, shares, issued (shares)	1	1	1	1
Common stock, shares outstanding (shares)	1	1	1	1